UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	890 5TH AVENUE PARTNERS, INC. Class A Common Stock Common Stock	890 5TH AVENUE PARTNERS, INC. Class F Common Stock Common Stock	890 5TH AVENUE PARTNERS, INC. Additional Paid-In Capital	890 5TH AVENUE PARTNERS, INC. Accumulated Deficit	890 5TH AVENUE PARTNERS, INC.	Class A Common Stock Common Stock	Class B Common Stock Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2017						$ 1,000	$ 3,000	$ 27,174,000	$ (242,427,000)	$ (216,959,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income									(77,535,000)	(77,535,000)
Balance at Dec. 31, 2018						1,000	3,000	32,834,000	(319,962,000)	(290,050,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income									(37,192,000)	(37,192,000)
Balance at Dec. 31, 2019						1,000	3,000	35,842,000	(357,154,000)	(323,371,000)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income									10,336,000	10,336,000
Balance at Dec. 31, 2020		$ 719	$ 24,281	$ (11,306)	$ 13,694	1,000	3,000	37,190,000	(346,818,000)	(313,803,000)
Balance (in shares) at Dec. 31, 2020		7,187,500
Balance at Sep. 08, 2020		$ 0	0	0	0
Balance (in shares) at Sep. 08, 2020		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, less derivative liabilities for public warrants		$ 719	24,281	0	25,000
Sale of units in initial public offering, less derivative liabilities for public warrants (in shares)		7,187,500
Net income		$ 0	0	(11,306)	(11,306)
Balance at Dec. 31, 2020		$ 719	24,281	(11,306)	13,694	1,000	3,000	37,190,000	(346,818,000)	(313,803,000)
Balance (in shares) at Dec. 31, 2020		7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of units in initial public offering, less derivative liabilities for public warrants								34,999,000		35,000,000
Accretion on Class A common stock subject to possible redemption amount			(7,508,394)	(9,597,454)	(17,105,848)
Sale of units in private placement, less derivative liabilities for private placement warrants	$ 78		7,484,113	0	7,484,191
Sale of units in private placement, less derivative liabilities for private placement warrants (in shares)	777,500
Net income			0	1,040,995	1,040,995
Balance at Mar. 31, 2021	$ 78	$ 719	0	(8,567,765)	(8,566,968)
Balance (in shares) at Mar. 31, 2021	777,500	7,187,500
Balance at Dec. 31, 2020		$ 719	24,281	(11,306)	13,694	1,000	3,000	37,190,000	(346,818,000)	(313,803,000)
Balance (in shares) at Dec. 31, 2020		7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on Class A common stock subject to possible redemption amount					(17,105,848)
Net income					(3,260,449)
Balance at Jun. 30, 2021	$ 78	$ 719	0	(12,869,209)	(12,868,412)
Balance (in shares) at Jun. 30, 2021	777,500	7,187,500
Balance at Dec. 31, 2020		$ 719	24,281	(11,306)	13,694	$ 1,000	$ 3,000	$ 37,190,000	$ (346,818,000)	(313,803,000)
Balance (in shares) at Dec. 31, 2020		7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion on Class A common stock subject to possible redemption amount					(17,105,848)
Net income					(3,674,779)					(15,735,000)
Balance at Sep. 30, 2021	$ 78	$ 719	0	(13,283,539)	(13,282,742)					(268,782,000)
Balance (in shares) at Sep. 30, 2021	777,500	7,187,500
Balance at Mar. 31, 2021	$ 78	$ 719	0	(8,567,765)	(8,566,968)
Balance (in shares) at Mar. 31, 2021	777,500	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			0	(4,301,444)	(4,301,444)
Balance at Jun. 30, 2021	$ 78	$ 719	0	(12,869,209)	(12,868,412)
Balance (in shares) at Jun. 30, 2021	777,500	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income			0	(414,330)	(414,330)					(3,786,000)
Balance at Sep. 30, 2021	$ 78	$ 719	$ 0	$ (13,283,539)	$ (13,282,742)					$ (268,782,000)
Balance (in shares) at Sep. 30, 2021	777,500	7,187,500